ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Changes in accumulated other comprehensive income
Balance at the beginning of the period		$ 9,444
Other comprehensive income (loss) before reclassifications		14,423
Amounts reclassified from accumulated other comprehensive income		337
Other comprehensive income (loss)	9,444	14,760
Balance at the end of period	9,444	24,204
Allocated tax expense 2013		15,532
Foreign Currency
Changes in accumulated other comprehensive income
Balance at the beginning of the period		(530)
Other comprehensive income (loss) before reclassifications		179
Other comprehensive income (loss)		179
Balance at the end of period		(351)
Pension and Other Benefits (recorded in G&A = Other)
Changes in accumulated other comprehensive income
Balance at the beginning of the period		7,264
Other comprehensive income (loss) before reclassifications		13,781
Other comprehensive income (loss)		13,703
Balance at the end of period		20,967
Allocated tax expense 2013		15,224
Pension and Other Benefits (recorded in G&A = Other) | G&A: Other
Changes in accumulated other comprehensive income
Amounts reclassified from accumulated other comprehensive income		(78)
Unrealized Gains on Marketable Securities (recorded in investment expense)
Changes in accumulated other comprehensive income
Balance at the beginning of the period		1,913
Other comprehensive income (loss) before reclassifications		(1,622)
Other comprehensive income (loss)		(697)
Balance at the end of period		1,216
Allocated tax expense 2013		(1,081)
Unrealized Gains on Marketable Securities (recorded in investment expense) | Investment expense
Changes in accumulated other comprehensive income
Amounts reclassified from accumulated other comprehensive income		925
Unrealized Gain from Equity Method Investees' Cash Flow Hedge (recorded in equity in earnings of non-consolidated entities)
Changes in accumulated other comprehensive income
Balance at the beginning of the period		797
Other comprehensive income (loss) before reclassifications		2,085
Other comprehensive income (loss)		1,575
Balance at the end of period		2,372
Allocated tax expense 2013		1,389
Unrealized Gain from Equity Method Investees' Cash Flow Hedge (recorded in equity in earnings of non-consolidated entities) | Equity in earnings of non-consolidated entities
Changes in accumulated other comprehensive income
Amounts reclassified from accumulated other comprehensive income		$ (510)